Post-employment benefits for associates - Breakdown of DBO for pension plans by geography and type of member (Details) - Pension plans [member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	$ (817)	$ (723)
Prepaid benefit costs and limitation on recognition of fund surplus	(41)	(19)
Fair value of plan assets	519	451
Funded status	(298)	(272)
Active [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(505)	(440)
Deferred pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(173)	(151)
Pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(139)	(132)
Unfunded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(112)	(99)
Unfunded portion of funded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(227)	(192)
Country of domicile [member] | SWITZERLAND
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(289)	(244)
Prepaid benefit costs and limitation on recognition of fund surplus	0	0
Fair value of plan assets	154	132
Funded status	(135)	(112)
Country of domicile [member] | SWITZERLAND | Active [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(251)	(216)
Country of domicile [member] | SWITZERLAND | Deferred pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(12)	(12)
Country of domicile [member] | SWITZERLAND | Pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(26)	(16)
Country of domicile [member] | SWITZERLAND | Unfunded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(51)	(47)
Country of domicile [member] | SWITZERLAND | Unfunded portion of funded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(84)	(65)
Foreign countries [member] | UNITED STATES
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(138)	(127)
Prepaid benefit costs and limitation on recognition of fund surplus	0	0
Fair value of plan assets	94	80
Funded status	(44)	(47)
Foreign countries [member] | UNITED STATES | Active [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(53)	(40)
Foreign countries [member] | UNITED STATES | Deferred pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(50)	(46)
Foreign countries [member] | UNITED STATES | Pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(35)	(41)
Foreign countries [member] | UNITED STATES | Unfunded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(30)	(29)
Foreign countries [member] | UNITED STATES | Unfunded portion of funded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(14)	(18)
Foreign countries [member] | GERMANY
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(134)	(109)
Prepaid benefit costs and limitation on recognition of fund surplus	0	0
Fair value of plan assets	19	17
Funded status	(115)	(92)
Foreign countries [member] | GERMANY | Active [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(76)	(61)
Foreign countries [member] | GERMANY | Deferred pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(32)	(27)
Foreign countries [member] | GERMANY | Pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(26)	(21)
Foreign countries [member] | GERMANY | Unfunded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	0	0
Foreign countries [member] | GERMANY | Unfunded portion of funded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(115)	(92)
Foreign countries [member] | UNITED KINGDOM
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(104)	(98)
Prepaid benefit costs and limitation on recognition of fund surplus	(23)	(11)
Fair value of plan assets	127	109
Funded status	23	11
Foreign countries [member] | UNITED KINGDOM | Active [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	0	0
Foreign countries [member] | UNITED KINGDOM | Deferred pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(62)	(54)
Foreign countries [member] | UNITED KINGDOM | Pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(42)	(44)
Foreign countries [member] | UNITED KINGDOM | Unfunded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	0	0
Foreign countries [member] | UNITED KINGDOM | Unfunded portion of funded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	0	0
Foreign countries [member] | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(152)	(145)
Prepaid benefit costs and limitation on recognition of fund surplus	(18)	(8)
Fair value of plan assets	125	113
Funded status	(27)	(32)
Foreign countries [member] | Rest of the world | Active [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(125)	(123)
Foreign countries [member] | Rest of the world | Deferred pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(17)	(12)
Foreign countries [member] | Rest of the world | Pensioners [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(10)	(10)
Foreign countries [member] | Rest of the world | Unfunded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(31)	(23)
Foreign countries [member] | Rest of the world | Unfunded portion of funded plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	$ (14)	$ (17)